SEGMENT INFORMATION (Tables)	12 Months Ended
Oct. 31, 2024
Revenue from External Customer [Line Items]
Segment profitability
The following tables reflect segment results under our management reporting system after excluding certain unallocated costs as noted in the reconciliations below:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Net Revenue:
Life Sciences and Diagnostics Markets	$2,466	$2,780	$2,844
Agilent CrossLab	2,747	2,656	2,563
Applied Markets	1,297	1,397	1,441
Total net revenue	$6,510	$6,833	$6,848

Segment Income from Operations:
Life Sciences and Diagnostics Markets	$484	$673	$711
Agilent CrossLab	925	839	779
Applied Markets	312	363	367
Total reportable segment income from operations	$1,721	$1,875	$1,857

Share-Based Compensation Expense:
Life Sciences and Diagnostics Markets	$46	$48	$52
Agilent CrossLab	48	40	43
Applied Markets	24	24	25
Unallocated share-based compensation expenses (1)	12	—	6
Total share-based compensation expense	$130	$112	$126

Depreciation Expense:
Life Sciences and Diagnostics Markets	$72	$60	$57
Agilent CrossLab	54	46	42
Applied Markets	23	22	21
Total depreciation expense	$149	$128	$120

(1) Share-based compensation expense amounts not allocated to the segments relate to accelerated share-based compensation expense from workforce reduction and from acquisition of businesses.
Segment assets include allocations of corporate assets, goodwill, net other intangibles and other assets. Unallocated assets primarily consist of cash, cash equivalents, prepaid expenses, long-term investments, deferred tax assets, right-of use assets and other assets.

The following table reflects segment assets and capital expenditures under our management reporting system.

	October 31,
	2024	2023
	(in millions)
Assets:
Life Sciences and Diagnostics Markets	$5,866	$4,826
Agilent CrossLab	2,360	2,309
Applied Markets	872	889
Total reportable segment assets	$9,098	$8,024

Capital Expenditures:
Life Sciences and Diagnostics Markets	$314	$228
Agilent CrossLab	41	45
Applied Markets	23	25
Total capital expenditures	$378	$298

Reconciliation of Reportable Segment Income from Operations to Consolidated Income before taxes.

The following table reconciles reportable segments' income from operations to Agilent's total enterprise income before taxes:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Total reportable segments' income from operations	$1,721	$1,875	$1,857
Unallocated Costs
Amortization of intangible assets related to business combinations	(102)	(139)	(191)
Acquisition and integration costs	(12)	(16)	(25)
Transformational initiatives	(11)	(25)	(30)
Asset impairments	(8)	(277)	—
Business exit and divestiture costs	—	—	(7)
Change in fair value of contingent consideration	—	(1)	25
Restructuring and other related costs	(76)	(46)	—
Other	(24)	(21)	(11)
Total unallocated costs	(233)	(525)	(239)
Income from operations	1,488	1,350	1,618
Interest income	80	51	9
Interest expense	(96)	(95)	(84)
Other income (expense), net	49	33	(39)
Income before taxes	$1,521	$1,339	$1,504

Reconciliation of Assets from Segment to Consolidated

The following table reconciles segment assets to Agilent's total assets:

	October 31,
	2024	2023
	(in millions)
Total reportable segments' assets	$9,098	$8,024
Cash and cash equivalents	1,329	1,590
Prepaid expenses	188	139
Long-term investments	175	164
Long-term and other receivables	143	127
Deferred tax assets	351	284
Right of use assets	177	154
Others	385	281
Total assets	$11,846	$10,763
The other category primarily includes over funded pension plans which are not allocated to the segments.

Revenue and assets by geographic areas	The following table presents summarized information for net revenue by geographic region. Revenues from external customers are generally attributed to countries based upon the customers' location.

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Net revenue:
United States	$2,246	$2,410	$2,385
China including Hong Kong	1,217	1,383	1,499
Rest of the world	3,047	3,040	2,964
Total net revenue	6,510	6,833	6,848

The following table presents summarized information for long-lived assets by geographic region. Long lived assets consist of property, plant, and equipment, right-of-use assets, long-term receivables and other long-term assets excluding intangible assets. The rest of the world primarily consists of Asia and the rest of Europe.

	October 31,
	2024	2023
	(in millions)
Long-lived Assets:
United States	$1,453	$1,188
Canada	279	2
Germany	244	192
Rest of World	529	469
Total Long-lived Assets	$2,505	$1,851